EMPLOYEE BENEFIT PLANS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plans Disclosure [Line Items]
Amount of employer contributions into the defined contribution plans	$ 14,823	$ 8,522	$ 5,303
Voluntary Defined Contribution Scheme Enrolled Employees Macau since July. 1, 2013 [Member]
Defined Contribution Plans Disclosure [Line Items]
Vesting period of employer voluntary contribution	10 years
Voluntary Defined Contribution Scheme Enrolled Employees HK since July. 1, 2013 [Member]
Defined Contribution Plans Disclosure [Line Items]
Vesting period of employer voluntary contribution	10 years
MPF Scheme executive officers HKD [Member]
Defined Contribution Plans Disclosure [Line Items]
Vesting period of employer voluntary contribution	10 years